Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity File Number	001-35866
Entity Registrant Name	KNOT Offshore Partners LP
Entity Central Index Key	0001564180
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Address, Address Line One	2 Queen’s Cross,
Entity Address, City or Town	Aberdeen
Entity Address, Postal Zip Code	AB15 4YB
Entity Address, Country	GB
Current Fiscal Year End Date	--12-31
Amendment Flag	false